Pensions and other post-employment benefits - Fair values of defined benefit pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair values of the assets and liabilities
Recognised on the balance sheet	£ (95)	£ (121)
Included in post-employment benefits assets	36	36
Included in post-employment benefits obligations	(131)	(157)
Pension plan
Fair values of the assets and liabilities
Listed equities	166	181
Property	68	71
Listed bonds	326	320
Insurance contracts	69	72
Other assets	49	46
Fair value of assets	660	661
Present value of scheme obligations	(675)	(697)
Recognised on the balance sheet	(15)	(36)
Included in post-employment benefits assets	36	36
Included in post-employment benefits obligations	(51)	(72)
Actual return/(loss) on plan assets	28	49
Pension plan | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	678	690
Pension plan | Effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	(18)	(29)
Pension plan | Germany
Fair values of the assets and liabilities
Listed equities	56	53
Listed bonds	57	56
Insurance contracts	24	23
Other assets		1
Fair value of assets	137	133
Present value of scheme obligations	(170)	(184)
Recognised on the balance sheet	(33)	(51)
Included in post-employment benefits obligations	(33)	(51)
Actual return/(loss) on plan assets	11	11
Pension plan | Germany | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	137	133
Pension plan | Switzerland
Fair values of the assets and liabilities
Listed equities	74	76
Property	68	71
Listed bonds	88	91
Insurance contracts	45	49
Other assets	34	31
Fair value of assets	291	289
Present value of scheme obligations	(291)	(289)
Actual return/(loss) on plan assets	13	16
Pension plan | Switzerland | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	309	318
Pension plan | Switzerland | Effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	(18)	(29)
Pension plan | Ireland
Fair values of the assets and liabilities
Listed equities	32	47
Listed bonds	162	154
Other assets	2	2
Fair value of assets	196	203
Present value of scheme obligations	(169)	(174)
Recognised on the balance sheet	27	29
Included in post-employment benefits assets	27	29
Actual return/(loss) on plan assets	1	20
Pension plan | Ireland | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	196	203
Pension plan | Rest of World
Fair values of the assets and liabilities
Listed equities	4	5
Listed bonds	19	19
Other assets	13	12
Fair value of assets	36	36
Present value of scheme obligations	(45)	(50)
Recognised on the balance sheet	(9)	(14)
Included in post-employment benefits assets	9	7
Included in post-employment benefits obligations	(18)	(21)
Actual return/(loss) on plan assets	3	2
Pension plan | Rest of World | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	£ 36	£ 36